UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------

COMMON STOCK (98.7%)

--------------------------------------------------------------------------------
  CONSUMER DISCRETIONARY  (9.7%)
--------------------------------------------------------------------------------
  Abercrombie & Fitch, Cl A            1,770     $    123,723
  Amazon.Com *                         6,273          492,681
  Apollo Group, Cl A *                 2,805          165,804
  AutoNation *                         2,997           58,382
  AutoZone *                             964          122,245
  Bed Bath & Beyond *                  5,525          191,386
  Best Buy                             8,166          364,122
  Big Lots *                           2,237           57,849
  Black & Decker                       1,310          113,407
  Brunswick                            1,876           52,453
  Carnival                             8,924          395,422
  CBS, Cl B                           14,778          468,758
  Centex                               2,419           90,253
  Circuit City Stores                  2,845           33,855
  Clear Channel Communications        10,013          369,480
  Coach *                              7,297          331,722
  Comcast, Cl A *                     62,778        1,649,178
  Darden Restaurants                   2,852          121,410
  Dillard's, Cl A                      1,180           35,270
  DIRECTV Group *                     15,552          348,520
  Dow Jones                            1,304           74,823
  DR Horton                            5,530           90,250
  Eastman Kodak                        5,823          147,031
  EW Scripps, Cl A                     1,670           68,420
  Family Dollar Stores                 3,038           89,986
  Ford Motor                          37,927          322,759
  Fortune Brands                       3,088          251,054
  Gannett                              4,734          236,227
  Gap                                 10,672          183,558
  General Motors                      11,412          369,749
  Genuine Parts                        3,437          163,532
  Goodyear Tire & Rubber *             4,162          119,533
  H&R Block                            6,528          130,234
  Harley-Davidson                      5,196          297,835
  Harman International Industries      1,314          152,424
  Harrah's Entertainment               3,766          318,942
  Hasbro                               3,215           90,084
  Hilton Hotels                        7,878          348,286
  Home Depot                          39,823        1,480,221
  IAC/InterActive  *                   4,398          126,398
  International Game Technology        6,636          234,383
  Interpublic Group *                  9,493           99,582
  JC Penney                            4,539          308,834
  Johnson Controls                     3,981          450,450

--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------

  Jones Apparel Group                  2,149     $     53,639
  KB Home                              1,539           48,956
  Kohl's *                             6,508          395,686
  Leggett & Platt                      3,586           74,338
  Lennar, Cl A                         2,794           85,664
  Limited Brands                       6,927          167,287
  Liz Claiborne                        2,096           73,653
  Lowe's                              30,361          850,412
  Macy's                               9,301          335,487
  Marriott International, Cl A         6,654          276,474
  Mattel                               7,935          181,791
  McDonald's                          24,083        1,152,853
  McGraw-Hill                          6,904          417,692
  Meredith                               791           44,684
  New York Times, Cl A                 2,881           65,860
  Newell Rubbermaid                    5,622          148,702
  News, Cl A                          46,986          992,344
  Nike, Cl B                           7,648          431,730
  Nordstrom                            4,528          215,442
  Office Depot *                       5,579          139,252
  OfficeMax                            1,473           48,432
  Omnicom Group                        6,672          346,077
  Polo Ralph Lauren, Cl A              1,242          110,973
  Pulte Homes                          4,304           83,239
  RadioShack                           2,721           68,379
  Sears Holdings *                     1,661          227,208
  Sherwin-Williams                     2,208          153,875
  Snap-On                              1,193           62,430
  Stanley Works                        1,687           93,342
  Staples                             14,228          327,529
  Starbucks *                         14,943          398,679
  Starwood Hotels & Resorts Worldwide  4,339          273,183
  Target                              17,176        1,040,350
  Tiffany                              2,719          131,192
  Time Warner                         76,362        1,470,732
  TJX                                  9,176          254,634
  Tribune                              1,738           48,594
  VF                                   1,798          154,250
  Viacom, Cl B *                      13,901          532,408
  Walt Disney                         39,974        1,319,142
  Wendy's International                1,760           61,653
  Whirlpool                            1,594          162,763
  Wyndham Worldwide                    3,678          123,765
  Yum! Brands                         10,546          337,894
                                                 ------------
                                                   25,723,184
                                                 ------------




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CONSUMER STAPLES  (9.2%)
--------------------------------------------------------------------------------
  Altria Group                        42,428     $  2,820,189
  Anheuser-Busch                      15,327          747,498
  Archer-Daniels-Midland              13,167          442,411
  Avon Products                        8,823          317,716
  Brown-Forman, Cl B                   1,578          104,842
  Campbell Soup                        4,377          161,205
  Clorox                               3,062          185,129
  Coca-Cola                           40,538        2,112,435
  Coca-Cola Enterprises                5,637          127,734
  Colgate-Palmolive                   10,288          679,008
  ConAgra Foods                       10,048          254,717
  Constellation Brands, Cl A *         3,897           85,461
  Costco Wholesale                     9,010          538,798
  CVS                                 31,136        1,095,676
  Dean Foods                           2,612           75,147
  Estee Lauder, Cl A                   2,355          106,022
  General Mills                        6,990          388,784
  Hershey                              3,458          159,414
  HJ Heinz                             6,553          286,759
  Kellogg                              5,053          261,796
  Kimberly-Clark                       9,202          619,019
  Kraft Foods, Cl A                   32,359        1,059,757
  Kroger                              14,282          370,761
  McCormick                            2,633           89,943
  Molson Coors Brewing, Cl B             950           84,493
  Pepsi Bottling Group                 2,663           89,104
  PepsiCo                             32,859        2,156,208
  Procter & Gamble                    63,522        3,929,471
  Reynolds American                    3,452          211,159
  Safeway                              8,922          284,344
  Sara Lee                            14,856          235,468
  SUPERVALU                            4,192          174,681
  Sysco                               12,465          397,384
  Tyson Foods, Cl A                    5,048          107,522
  UST                                  3,231          173,020
  Walgreen                            20,129          889,299
  Wal-Mart Stores                     48,802        2,242,452
  Whole Foods Market                   2,865          106,120
  WM Wrigley Jr.                       4,349          250,850
                                                 ------------
                                                   24,421,796
                                                 ------------

--------------------------------------------------------------------------------
  ENERGY  (11.1%)
--------------------------------------------------------------------------------
  Anadarko Petroleum                   9,359          471,039
  Apache                               6,680          540,011
  Baker Hughes                         6,462          510,821
  BJ Services                          5,939          155,305

--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------
  Chesapeake Energy                    8,260     $    281,170
  Chevron                             43,355        3,696,447
  ConocoPhillips                      33,065        2,672,975
  Consol Energy                        3,674          153,022
  Devon Energy                         8,973          669,476
  El Paso                             14,134          235,331
  ENSCO International                  3,008          183,699
  EOG Resources                        4,942          346,434
  Exxon Mobil                        113,683        9,677,834
  Halliburton                         18,439          664,173
  Hess                                 5,505          336,906
  Marathon Oil                        13,837          763,802
  Murphy Oil                           3,800          235,752
  Nabors Industries Ltd. *             5,639          164,884
  National Oilwell Varco *             3,583          430,354
  Noble                                2,704          277,052
  Occidental Petroleum                16,820          954,030
  Peabody Energy                       5,345          225,880
  Rowan                                2,213           93,366
  Schlumberger                        23,774        2,251,873
  Smith International                  4,038          247,974
  Spectra Energy                      12,746          324,641
  Sunoco                               2,450          163,464
  Transocean *                         5,812          624,499
  Valero Energy                       11,075          742,136
  Weatherford International *          6,804          376,465
  Williams                            12,081          389,612
  XTO Energy                           7,735          421,790
                                                 ------------
                                                   29,282,217
                                                 ------------

--------------------------------------------------------------------------------
  FINANCIALS  (19.7%)
--------------------------------------------------------------------------------
  ACE Ltd.                             6,568          379,105
  AFLAC                                9,868          514,320
  Allstate                            12,253          651,247
  AMBAC Financial Group                2,056          138,060
  American Capital Strategies          3,545          134,604
  American Express                    23,977        1,403,614
  American International Group        52,333        3,358,732
  Ameriprise Financial                 4,745          285,981
  AON                                  5,923          237,157
  Apartment Investment &
    Management, Cl A  REIT             1,959           82,768
  Archstone-Smith Trust  REIT          4,496          258,115
  Assurant                             2,002          101,541
  AvalonBay Communities REIT           1,607          173,508
  Bank of America                     89,501        4,244,137
  Bank of New York Mellon             22,784          969,459
  BB&T                                10,945          409,562




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  FINANCIALS - (CONTINUED)
--------------------------------------------------------------------------------
  Bear Stearns                         2,402     $    291,170
  Boston Properties REIT               2,401          226,871
  Capital One Financial                8,336          589,855
  CB Richard Ellis Group, Cl A *       3,783          132,102
  Charles Schwab                      20,411          410,873
  Chubb                                8,098          408,220
  Cincinnati Financial                 3,472          136,102
  CIT Group                            3,869          159,325
  Citigroup                           99,782        4,646,848
  CME Group                            1,136          627,640
  Comerica                             3,146          165,668
  Commerce Bancorp                     3,861          129,150
  Compass Bancshares                   2,640          182,899
  Countrywide Credit Industry         11,970          337,195
  Developers Diversified Realty REIT   2,520          120,960
  Discover Financial Services *       10,629          244,999
  E*TRADE Financial *                  8,611          159,476
  Equity Residential REIT              5,865          233,486
  Fannie Mae                          19,629        1,174,599
  Federated Investors, Cl B            1,787           64,350
  Fifth Third Bancorp                 11,096          409,331
  First Horizon National               2,538           80,505
  Franklin Resources                   3,323          423,251
  Freddie Mac                         13,345          764,268
  General Growth Properties REIT       4,948          237,405
  Genworth Financial, Cl A             8,439          257,558
  Goldman Sachs Group                  8,240        1,551,922
  Hartford Financial Services Group    6,388          586,866
  Host Hotels & Resorts REIT          10,557          222,964
  Hudson City Bancorp                  9,774          119,438
  Huntington Bancshares                7,374          141,581
  Janus Capital Group                  3,740          112,424
  JPMorgan Chase                      68,912        3,032,817
  KeyCorp                              7,914          274,537
  Kimco Realty REIT                    4,579          170,934
  Legg Mason                           2,653          238,770
  Lehman Brothers Holdings            10,744          666,128
  Lincoln National                     5,462          329,468
  Loews                                8,992          426,221
  M&T Bank                             1,529          162,517
  Marsh & McLennan                    11,204          308,670
  Marshall & Ilsley                    5,227          215,405
  MBIA                                 2,639          148,048
  Merrill Lynch                       17,567        1,303,471
  MetLife                             14,960          900,891
  MGIC Investment                      1,663           64,292

--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------

  Moody's                              4,640     $    249,632
  Morgan Stanley                      21,260        1,357,876
  National City (D)                   11,614          341,336
  Northern Trust                       3,806          237,723
  Plum Creek Timber REIT               3,566          138,575
  PNC Financial Services Group         6,958          463,751
  Principal Financial Group            5,405          304,788
  Progressive                         14,871          311,994
  ProLogis REIT                        5,176          294,514
  Prudential Financial                 9,433          836,047
  Public Storage REIT                  2,476          173,543
  Regions Financial                   14,216          427,475
  SAFECO                               2,138          125,009
  Simon Property Group REIT            4,506          389,904
  SLM                                  8,299          408,062
  Sovereign Bancorp                    7,314          139,990
  State Street                         8,019          537,514
  SunTrust Banks                       7,195          563,369
  Synovus Financial                    6,615          184,955
  T Rowe Price Group                   5,358          279,313
  Torchmark                            1,926          118,526
  Travelers                           13,395          680,198
  UnumProvident                        6,940          168,642
  US Bancorp                          35,075        1,050,496
  Vornado Realty Trust REIT            2,641          282,666
  Wachovia                            38,599        1,822,259
  Washington Mutual                   17,935          673,101
  Wells Fargo                         67,371        2,275,119
  XL Capital Ltd., Cl A                3,751          292,053
  Zions Bancorporation                 2,219          165,426
                                                 ------------
                                                   52,227,236
                                                 ------------
--------------------------------------------------------------------------------
  HEALTH CARE  (11.5%)
--------------------------------------------------------------------------------
  Abbott Laboratories                 31,073        1,575,090
  Aetna                               10,417          500,745
  Allergan                             6,204          360,639
  AmerisourceBergen                    3,849          181,326
  Amgen *                             23,393        1,257,140
  Applera - Applied Biosystems Group   3,671          114,609
  Barr Pharmaceuticals *               2,214          113,401
  Bausch & Lomb                        1,096           70,067
  Baxter International                13,143          691,322
  Becton Dickinson                     4,943          377,448
  Biogen Idec *                        5,769          326,179
  Biomet                               5,058          230,291
  Boston Scientific *                 23,916          314,495
  Bristol-Myers Squibb                39,701        1,127,905




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  HEALTH CARE - (CONTINUED)
--------------------------------------------------------------------------------
  Cardinal Health                      7,759     $    509,999
  Celgene *                            7,663          464,071
  CIGNA                                5,806          299,822
  Coventry Health Care *               3,154          176,025
  Covidien *                           9,997          409,377
  CR Bard                              2,083          163,453
  Eli Lilly                           19,903        1,076,553
  Express Scripts *                    5,496          275,515
  Forest Laboratories *                6,412          257,762
  Genzyme *                            5,302          334,397
  Gilead Sciences *                   18,839          701,376
  Hospira *                            3,159          122,159
  Humana *                             3,376          216,368
  IMS Health                           3,977          111,873
  Johnson & Johnson                   58,430        3,535,015
  King Pharmaceuticals *               4,872           82,873
  Laboratory Corp of America
    Holdings *                         2,372          175,172
  Manor Care                           1,482           93,885
  McKesson                             5,959          344,192
  Medco Health Solutions *             5,651          459,257
  Medtronic                           23,230        1,177,064
  Merck                               43,719        2,170,648
  Millipore *                          1,092           85,842
  Mylan Laboratories                   4,957           79,461
  Patterson *                          2,784           99,862
  PerkinElmer                          2,415           67,209
  Pfizer                             141,576        3,328,452
  Quest Diagnostics                    3,187          176,783
  Schering-Plough                     30,045          857,484
  St. Jude Medical *                   6,824          294,387
  Stryker                              6,024          376,078
  Tenet Healthcare *                   9,374           48,557
  Thermo Fisher Scientific *           8,511          444,359
  UnitedHealth Group                  27,032        1,309,160
  Varian Medical Systems *             2,587          105,550
  Waters *                             2,034          118,501
  Watson Pharmaceuticals *             2,054           62,483
  WellPoint *                         12,379          929,910
  Wyeth                               27,135        1,316,590
  Zimmer Holdings *                    4,777          371,460
                                                 ------------
                                                   30,469,641
                                                 ------------
--------------------------------------------------------------------------------
  INDUSTRIALS  (11.4%)
--------------------------------------------------------------------------------
  3M                                  14,529        1,291,919
  Allied Waste Industries *            5,088           65,483
  American Standard                    3,498          189,067

--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------

  Avery Dennison                       1,855     $    113,786
  Boeing                              15,884        1,642,882
  Burlington Northern Santa Fe         7,183          590,012
  Caterpillar                         12,958        1,021,090
  CH Robinson Worldwide                3,453          167,988
  Cintas                               2,735           99,992
  Cooper Industries Ltd., Cl A         3,696          195,592
  CSX                                  8,818          418,061
  Cummins                              2,103          249,626
  Danaher                              4,802          358,613
  Deere                                4,539          546,586
  Dover                                4,124          210,324
  Eaton                                2,961          287,750
  Emerson Electric                    16,043          755,144
  Equifax                              2,934          118,710
  FedEx                                6,209          687,585
  Fluor                                1,781          205,723
  General Dynamics                     8,166          641,521
  General Electric                   207,537        8,044,134
  Goodrich                             2,525          158,848
  Honeywell International             15,729          904,575
  Illinois Tool Works                  8,310          457,466
  Ingersoll-Rand, Cl A                 6,084          306,147
  ITT                                  3,666          230,518
  L-3 Communications Holdings          2,522          246,046
  Lockheed Martin                      7,159          705,018
  Masco                                7,619          207,313
  Monster Worldwide *                  2,634          102,436
  Norfolk Southern                     7,933          426,637
  Northrop Grumman                     6,962          529,808
  Paccar                               5,009          409,836
  Pall                                 2,473          102,679
  Parker Hannifin                      2,337          230,615
  Pitney Bowes                         4,431          204,269
  Precision Castparts                  2,775          380,342
  Raytheon                             8,954          495,693
  Robert Half International            3,354          114,003
  Rockwell Automation                  3,182          222,708
  Rockwell Collins                     3,375          231,863
  RR Donnelley & Sons                  4,424          186,958
  Ryder System                         1,217           66,168
  Southwest Airlines                  15,752          246,676
  Terex *                              2,078          179,228
  Textron                              2,530          285,612
  Tyco International                   9,997          472,758
  Union Pacific                        5,461          650,624
  United Parcel Service, Cl B         21,364        1,617,682




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  INDUSTRIALS - (CONTINUED)
--------------------------------------------------------------------------------
  United Technologies                 20,061     $  1,463,851
  W.W. Grainger                        1,433          125,187
  Waste Management                    10,438          396,957
                                                 ------------
                                                   30,260,109
                                                 ------------
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY  (15.8%)
--------------------------------------------------------------------------------
  Adobe Systems *                     11,861          477,880
  Advanced Micro Devices *            11,104          150,348
  Affiliated Computer Services,
    Cl A *                             1,982          106,354
  Agilent Technologies *               7,988          304,742
  Akamai Technologies *                3,381          114,819
  Altera                               7,163          166,182
  Analog Devices                       6,598          233,899
  Apple Computer *                    17,448        2,298,948
  Applied Materials                   27,878          614,431
  Autodesk *                           4,664          197,614
  Automatic Data Processing           11,160          518,047
  Avaya *                              9,100          150,514
  BMC Software *                       4,110          118,039
  Broadcom, Cl A *                     9,385          307,922
  CA                                   8,297          208,089
  Ciena *                              1,749           63,891
  Cisco Systems *                    122,472        3,540,666
  Citrix Systems *                     3,619          130,899
  Cognizant Technology Solutions,
    Cl A *                             2,890          234,032
  Computer Sciences *                  3,494          194,546
  Compuware *                          6,015           56,120
  Convergys *                          2,761           52,597
  Corning                             31,727          756,372
  Dell *                              45,824        1,281,697
  eBay *                              22,835          739,854
  Electronic Arts *                    6,255          304,243
  Electronic Data Systems             10,265          277,052
  EMC *                               42,331          783,547
  Fidelity National Information
    Services                           3,297          163,630
  First Data                          15,218          483,780
  Fiserv *                             3,393          167,682
  Google, Cl A *                       4,399        2,243,490
  Hewlett-Packard                     52,830        2,431,765
  Intel                              117,202        2,768,311
  International Business Machines     27,556        3,049,071
  Intuit *                             6,911          197,931
  Jabil Circuit                        3,616           81,468
  JDS Uniphase *                       4,313           61,805
  Juniper Networks *                  11,424          342,263
  KLA-Tencor                           3,866          219,550

--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------

  Lexmark International, Cl A *        1,907     $     75,403
  Linear Technology                    5,120          182,528
  LSI *                               15,537          111,866
  Maxim Integrated Products            6,469          205,067
  MEMC Electronic Materials *          4,527          277,596
  Micron Technology *                 15,288          181,469
  Microsoft                          169,828        4,923,314
  Molex                                2,841           80,514
  Motorola                            46,692          793,297
  National Semiconductor               5,628          146,272
  NCR *                                3,626          189,350
  Network Appliance *                  7,471          211,728
  Novell *                             7,164           48,070
  Novellus Systems *                   2,547           72,640
  NVIDIA *                             7,321          335,009
  Oracle *                            79,852        1,526,770
  Paychex                              6,870          284,281
  QLogic *                             3,139           41,717
  QUALCOMM                            33,623        1,400,398
  SanDisk *                            4,605          246,966
  Solectron *                         18,326           68,906
  Sun Microsystems *                  72,020          367,302
  Symantec *                          18,176          348,979
  Tektronix                            1,685           55,352
  Tellabs *                            8,853          100,482
  Teradyne *                           3,803           59,669
  Texas Instruments                   28,922        1,017,765
  Tyco Electronics *                   9,997          358,093
  Unisys *                             7,041           56,962
  VeriSign *                           4,912          145,837
  Western Union                       15,587          310,961
  Xerox *                             18,908          330,134
  Xilinx                               6,010          150,250
  Yahoo! *                            24,398          567,254
                                                 ------------
                                                   41,866,291
                                                 ------------
--------------------------------------------------------------------------------
  MATERIALS  (3.1%)
--------------------------------------------------------------------------------
  Air Products & Chemicals             4,370          377,437
  Alcoa                               17,540          670,028
  Allegheny Technologies               2,065          216,680
  Ashland                              1,127           68,815
  Ball                                 2,069          106,078
  Bemis                                2,101           61,916
  Dow Chemical                        19,229          836,077
  Eastman Chemical                     1,694          116,581
  Ecolab                               3,535          148,859
  EI Du Pont de Nemours               18,633          870,720




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  MATERIALS - (CONTINUED)
--------------------------------------------------------------------------------
  Freeport-McMoRan Copper & Gold       7,573     $    711,711
  Hercules                             2,404           49,907
  International Flavors & Fragrances   1,539           77,119
  International Paper                  8,787          325,734
  MeadWestvaco                         3,695          120,235
  Monsanto                            10,964          706,630
  Newmont Mining                       9,100          379,925
  Nucor                                6,086          305,517
  Pactiv *                             2,630           83,134
  PPG Industries                       3,312          252,606
  Praxair                              6,409          491,058
  Rohm & Haas                          2,883          162,947
  Sealed Air                           3,230           88,018
  Sigma-Aldrich                        2,643          119,781
  Temple-Inland                        2,144          124,631
  United States Steel                  2,387          234,618
  Vulcan Materials                     1,924          184,165
  Weyerhaeuser                         4,355          310,250
                                                 ------------
                                                    8,201,177
                                                 ------------
--------------------------------------------------------------------------------
  TELECOMMUNICATION SERVICES  (3.7%)
--------------------------------------------------------------------------------
  Alltel                               6,970          459,671
  AT&T                               124,375        4,870,525
  CenturyTel                           2,209          101,327
  Citizens Communications              6,861           99,004
  Embarq                               3,049          188,398
  Qwest Communications
    International *                   31,334          267,279
  Sprint Nextel                       58,372        1,198,377
  Verizon Communications              58,568        2,496,168
  Windstream                           9,656          132,867
                                                 ------------
                                                    9,813,616
                                                 ------------
--------------------------------------------------------------------------------
  UTILITIES  (3.5%)
--------------------------------------------------------------------------------
  AES *                               13,467          264,627
  Allegheny Energy *                   3,343          174,605
  Ameren                               4,161          199,645
  American Electric Power              8,044          349,834
  CenterPoint Energy                   6,483          106,840
  CMS Energy                           4,457           72,025
  Consolidated Edison                  5,457          238,362
  Constellation Energy Group           3,645          305,451
  Dominion Resources                   7,068          595,267
  DTE Energy                           3,552          164,742
  Duke Energy                         25,406          432,664
  Dynegy, Cl A *                       8,115           72,305
  Edison International                 6,572          347,593

--------------------------------------------------------------------------------
Description                           Shares         Value
--------------------------------------------------------------------------------

  Entergy                              3,980     $    397,841
  Exelon                              13,569          951,865
  FirstEnergy                          6,149          373,552
  FPL Group                            8,198          473,270
  Integrys Energy Group                1,522           75,324
  KeySpan                              3,556          147,752
  Nicor                                  926           36,494
  NiSource                             5,547          105,781
  PG&E                                 7,090          303,523
  Pinnacle West Capital                2,001           74,997
  PPL                                  7,768          366,183
  Progress Energy                      5,128          223,888
  Progress Energy CVO *                7,250                -
  Public Service Enterprise Group      5,099          439,279
  Questar                              3,481          179,237
  Sempra Energy                        5,325          280,734
  Southern                            15,166          510,184
  TECO Energy                          4,192           67,659
  TXU                                  9,262          604,345
  Xcel Energy                          8,258          167,637
                                                 ------------
                                                    9,103,505
                                                 ------------
TOTAL COMMON STOCK
     (Cost $248,094,649)                          261,368,772
                                                 ------------

EXCHANGE TRADED FUNDS (0.1%)
  iShares S&P 500 Index Fund             200           29,142
  SPDR Trust Ser 1                       800          116,576
                                                 ------------
TOTAL EXCHANGE TRADED FUNDS
     (Cost $149,822)                                  145,718
                                                 ------------

RIGHTS (0.0%)
  Seagate * (A) (B)
     (Cost $0)                        15,971               --
                                                 ------------

CASH EQUIVALENT (1.0%)
  Goldman Financial Prime Obligation
     Money Market Fund,  5.350% (C)
     (Cost $2,615,359)              2,615,359       2,615,359
                                                 ------------

TOTAL INVESTMENTS - 99.8%
    (Cost $250,859,830)+                         $264,129,849
                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $264,688,678.

*    NON-INCOME PRODUCING SECURITY.
(A)  SECURITY CONSIDERED ILLIQUID.




--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
JULY 31, 2007

UNITED ASSOCIATION S&P 500 INDEX FUND


(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE.
(C)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.
(D) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.
CL - CLASS
LTD. - LIMITED
SER - SERIES
CVO - CONTINGENT VALUE OBLIGATION
REIT - REAL ESTATE INVESTMENT TRUST
SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $252,266,583, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $60,297,922 AND $(48,434,656), RESPECTIVELY.


A summary of the open long S&P 500 Index futures contracts held by the Fund at July 31, 2007, is as follows:
      NUMBER OF      CONTRACT                    UNREALIZED
      CONTRACTS        VALUE      EXPIRATION    DEPRECIATION
    ------------   ------------  ------------   ------------
          7          2,558,325  September 2007   $(169,078)

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


UAF-QH-003-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.